OTHER RECEIVABLE (Tables)	9 Months Ended
Sep. 30, 2020
ACCOUNT RECEIVABLES
Schedule of other receivable
	September 30, 2020	December 31, 2019
Rental deposit	$254,600	-
Others	21,800	-
	276,400	-